Operating Revenue (Details) (Operating revenues, Significant customers)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
HMM Korea
Operating Revenue
Percentage of operating revenue	28.00%	27.00%	24.00%
CMA CGM
Operating Revenue
Percentage of operating revenue	27.00%	24.00%	24.00%
Hanjin
Operating Revenue
Percentage of operating revenue	18.00%	17.00%	17.00%
YML
Operating Revenue
Percentage of operating revenue	11.00%	10.00%	10.00%